Loans, borrowings, cash and cash equivalents and short-term investments (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of net debt

	Note	June 30, 2024	December 31, 2023
Loans and borrowings		13,770	12,471
Leases	22(b)	1,360	1,452
Gross debt		15,130	13,923

(-) Cash and cash equivalents		6,479	3,609
(-) Short-term investments (i)		61	51
(-) Cash and cash equivalents of PTVI	15(a)	-	703
Net debt		8,590	9,560

(i) Substantially comprises investments in an exclusive investment fund, which portfolio is made by committed transactions and Selic Treasury Notes (“LFTs”), which are floating-rate securities issued by the Brazilian government.

Schedule of cash and cash equivalents

	June 30, 2024	December 31, 2023
R$	1,625	953
US$	4,620	2,516
Other currencies	234	140
Total	6,479	3,609

Schedule of outstanding balance of loans and borrowings by type and currency

		Current liabilities		Non-current liabilities
	Average interest rate (i)	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
Quoted in the secondary market:
US$ Bonds (ii)	6.08%	-	-	8,157	7,157
R$ Debentures	8.74%	33	96	82	119
Debt contracts in Brazil in (iii):
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	10.18%	43	49	153	200
Basket of currencies and bonds in US$ indexed to SOFR	6.89%	-	-	150	150
Debt contracts in the international market in:
US$, with variable and fixed interest	6.04%	645	500	4,255	3,945
Other currencies, with variable interest	4.23%	-	-	9	9
Other currencies, with fixed interest	4.11%	12	12	54	67
Accrued charges		177	167	-	-
		910	824	12,860	11,647

(i) In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable as of June 30, 2024.

(ii) In June 2024, the Company issued bonds of US$1 billion with a coupon of 6.45% per year, payable semi-annually, and maturing in 2054.

(iii) The Company entered into derivatives to mitigate the exposure to cash flow variations of all floating rate debt contracted in Brazil, resulting in an average cost of 3.22% per year in US$.

Schedule of reconciliation of debt to cash flows arising from financing activities

	Principal	Estimated future interest payments (i)
2024	176	423
2025	892	865
2026	560	811
2027	1,689	714
Between 2028 and 2030	3,326	1,805
2031 onwards	6,950	3,744
Total	13,593	8,362

(i) Based on interest rate curves and foreign exchange rates applicable as of June 30, 2024 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the annual financial statements.